Capital Disclosures (Tables)	3 Months Ended
Mar. 31, 2026
Capital Disclosures [Abstract]
Schedule of Capital

The Company’s capital was as follows:

As at	March 31, 2026	December 31, 2025
Shareholders’ equity (excluding reserves)	$371,822	$400,811
Non-controlling interest	$1,144,969	$1,238,776
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$3,844,514	$3,660,787